Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity awards for executive officers are typically approved by the Compensation Committee in the early part of each year as part of the Compensation Committee’s approval of our annual executive compensation program. The timing of our equity awards is not coordinated in a manner that intentionally benefits our executive officers; grant dates typically occur on dates determined in accordance with our policy regarding the timing of the grant of equity awards.
Award Timing Method	This policy provides, among other things, that the grant date for equity awards approved by written consent will generally be the next of the following dates to occur on or after the date the consent is effective: the fifth business day of the month or tenth business day of the month. The grant date for equity awards approved at regularly scheduled meetings is typically the meeting date.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The timing of our equity awards is not coordinated in a manner that intentionally benefits our executive officers; grant dates typically occur on dates determined in accordance with our policy regarding the timing of the grant of equity awards.
MNPI Disclosure Timed for Compensation Value	false